787 Seventh Avenue New York, NY 10019-6099 Tel: 212 728 8000 Fax: 212 728 8111

December 2, 2019

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	BlackRock High Yield Municipal Fund and BlackRock National Municipal Fund,
each a series of BlackRock Municipal Bond Fund, Inc.
(File No. 002-57354 and File No. 811-02688)

Ladies and Gentlemen:

On behalf of BlackRock Municipal Bond Fund, Inc. and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in a supplement, dated November 27, 2019, to the Prospectuses, dated October 28, 2019, for BlackRock High Yield Municipal Fund and BlackRock National Municipal Fund (collectively, the “Funds”). The purpose of the filing is to submit the 497(e) filing dated November 27, 2019 in XBRL for the Funds.

Any questions or comments on this filing should be directed to the undersigned at (212) 728-8629.

Very truly yours,

/s/ Mia G. Pillinger
Mia G. Pillinger

Enclosures

cc: Janey	Ahn, Esq., BlackRock Advisors, LLC

Elliot J. Gluck, Esq., Willkie Farr & Gallagher LLP